Trade receivables	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade Accounts Receivable [Abstract]
Trade receivables
18	Trade receivables

	At December 31,
	2017	2016	2015
Non-Current
Accounts receivable	4,244	-	51
	4,244	-	51
Current
Accounts receivable	141,253	122,677	113,666
Trade receivables from related parties (Note 27)	1,130	1,484	5,423
Provision for bad debts	(20,549)	(14,551)	(17,782)
	121,834	109,610	101,307

The change in the provision for bad debts is as follows

	2017	2016	2015
Balances as of the beginning of the year	(14,551)	(17,782)	(13,652)
Bad debts of the year	(7,672)	(1,976)	(2,574)
Acquisitions of subsidiary	-	-	(5,944)
Recoveries	268	2,248	-
Write off	403	2,390	237
Translation differences	1,003	569	2,274
Disposals of subsidiaries	-	-	1,877
Balance as of end of year	(20,549)	(14,551)	(17,782)

The following table sets forth aging of trade receivables:

			Past due
	Trade Receivables	Not due	1 - 180 days	> 180 days
At December 31, 2017
Non current/current accounts	146,627	35,799	94,838	15,990
Provision for bad debts	(20,549)	(915)	(4,166)	(15,468)
Total trade receivables, net	126,078	34,884	90,672	522

			Past due
	Trade Receivables	Not due	1 - 180 days	> 180 days
At December 31, 2016
Current accounts	124,161	90,655	17,170	16,336
Provision for bad debts	(14,551)	(4,556)	(2,718)	(7,277)
Total trade receivables, net	109,610	86,099	14,452	9,059

			Past due
	Trade Receivables	Not due	1 - 180 days	> 180 days
At December 31, 2015
Current accounts	119,089	84,712	16,181	18,196
Provision for bad debts	(17,782)	-	(2,856)	(14,926)
Total trade receivables, net	101,307	84,712	13,325	3,270

Fair value of trade receivables approximate book value.